Provisions - Summary of Other Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [abstract]
Due within one year	€ 547	€ 620
Due after one year	583	664
Total Provisions	€ 1,130	€ 1,284